Taxes - Income tax - Net current tax - Reconciliation - Tax on dividends (Details) - France tax group subsidiaries [member] - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Oct. 06, 2017	Dec. 31, 2017	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Tax income, resulting from dispute over 3% tax on dividends		€ 304	€ 304
Tax on dividends in prior year (as a percent)	3.00%		3.00%